Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Ownership Interest in Subsidiaries
Ownership interest in subsidiaries on December 31, 2024 and 2023 are as follows:

	Interest - %
	12/31/2024	12/31/2023
Subsidiaries
Vinci Partners Investimentos Ltda.	100	100

Vinci Assessoria Financeira Ltda. (1)	100	100
Vinci Equities Gestora de Recursos Ltda. (1)	100	100
Vinci Gestora de Recursos Ltda. (1)	100	100
Vinci Capital Gestora de Recursos Ltda. (1)	100	100
Vinci Soluções de Investimentos Ltda.	100	100
Vinci Real Estate Gestora de Recursos Ltda. (1)	100	100
Vinci Capital Partners GP Limited.	100	100
Vinci Partners USA LLC	100	100
Vinci GGN Gestão de Recursos Ltda. (1)	100	100
Vinci Infraestrutura Gestora de Recursos Ltda.	100	100
Vinci Capital Partners Fund III GP Limited	100	100
GGN GP LLC	100	100
Vinci APM Ltda. (1)	100	100
Vinci Monalisa FIM Crédito Privado IE (2)	100	100
Vinci Asset Allocation Ltda.	75	75
VICC Infra GP LLC	100	100
Vinci Capital Partners IV GP LLC	100	100
Vinci Holding Securitária Ltda.	85	85
Vinci Vida e Previdência S.A. (3)	85	85
Vinci SPS Capital Gestão de Recursos Ltda. (4)	100	100
VICC Infra GP (Lux), S.A.R.L.	100	100
VINCI US RE Corporation (5)	98	—
MAV Capital Gestora de Recursos SS Ltda. (6)	100	—
ICML Gestão de Negócios e Participações SS Ltda. (6)	100	—
Lacan Administração de Bens e Participações Ltda. (7)	100	—
Lacan Investimentos e Participações Ltda. (7)	100	—
SPS IV GP LLC	100	—
MNC Holdings Limited (8)	100	—
Investis Asset Management S.A. (8)	100	—
Compass Group S.A. (8)	100	—
CG Investimentos Brazil Ltda (8)	100	—
Compass Investments Brazil LLC (8)	100	—
Vinci Compass SpA (8)	100	—
Vinci Compass Inversiones SpA (8)	100	—
Compass Group Chile S.A. Administradora General De Fondos (8)	100	—
VC Servicios Financieros SpA (8)	100	—
Compass Group S.A. Asesores de Inversion (8)	100	—
VC Asesorias e Inversiones SpA (8)	100	—
VC Distribución Institucional SpA (8)	100	—
Compass Group Chile Spa (8)	100	—
Compass Group SA Comisionista de Bolsa (8)	100	—
CG Asesores De Inversión Colombia S.A.S (8)	100	—
Compass Investmenst De Mexico S. A. de C. V. Sociedad Operadora de Fondos de Inversion (8)	100	—
Compass Investmenst Corporativo S.A. de C.V. (8)	100	—
CDI Sociedad Administradora de Proyectos S.A. De C.V (8)	100	—
MB Property Management Mexico S de RL De C.V. (8)	100	—
CDI Sociedad Desarrolladora de Proyectos S.A. de C.V. (8)	100	—
Compass Group Holding S.A.P.I de C.V. (8)	100	—
Compass Servicios Operativos S de RL de C.V. (8)	100	—
Compass Desarrollo Inmobiliario S.A. de C.V. (8)	100	—
Compass Latin America Investments LLC (Delaware) (8)	100	—
Compass Capital Consultants S.A.C. (8)	100	—
Compass Peru S.A. (8)	100	—
Compass Group S.A.F.I. S.A. (8)	100	—
Compass Group Global Advisors S.A. (8)	100	—

Compass Group Uruguay Investment Advisors S.A. (8)	100	—
Bunara S.A. (8)	100	—
Cipresi S.A. (8)	100	—
CG Global Services S.A. (8)	100	—
Compass LLC (EP) (8)	100	—
Compass Group LLC (8)	100	—
CG Compass (USA) LLC (8)	100	—
Compass Group Holdings Inc (8)	100	—
Compass Group Investments Solutions LLC (8)	100	—
Compass Group Asset Management Holdings S.L (8)	100	—
CDI Mexican Investments Ltd (8)	100	—
Compass GP Luxemburgo (8)	100	—
Inversiones La Esmeralda SpA (8)	100	—
Compass GSO COF IV Solutions GP Ltd (8)	100	—
Compass BXLS V Solutions GP (8)	100	—
Compass SP Solutions GP (8)	100	—
Compass LCP X Solutions GP (8)	100	—
Compass Secondaries Solutions (8)	100	—
Compass Capital (Cayman) (8)	100	—
Compass BCP Asia II Solutions (8)	100	—

(1)	Minority interest represents less than 0.001%.
(2)
Under the terms of IFRS 10, the Entity classifies Vinci Monalisa FIM Crédito Privado IE as an investment entity. Accordingly, the Entity does not consolidate its investment and measures at fair value through profit or loss in accordance with IFRS 9.

(3)
Vinci Compass has an indirect interest at Vinci Vida e Previdência of 85% through its subsidiary Vinci Holding Securitária Ltda., which holds 100% of ownership interest at Vinci Vida e Previdência. Vinci Vida e Previdência commenced its operations in April 2023.

(4)
On 16 August 2022, Vinci Soluções de Investimentos Ltda. acquired 90% of the issued share capital of SPS Capital Gestão de Recursos Ltda. The acquisition gives to Vinci Soluções de Investimentos the right of 100% on the economic interest of SPS Gestão de Recursos Ltda.

(5)
Under the terms of IFRS 10, the Entity classifies Vinci US RE Corporation as an investment entity. Accordingly, the Entity does not consolidate its investment and measures at fair value through profit or loss in accordance with IFRS 9.

(6)
On 29 June 2024, Vinci Gestora Recursos Ltda. acquired 30% of the issued share capital of MAV Capital Gestora de Recursos Ltda. and 100% of the issued share capital of ICML Gestão de Negócios e Participações SS Ltda. Vinci has direct and indirect interest on MAV Capital Gestora de Recursos SS Ltda. Vinci has indirect interest through its ownership interest on ICML Gestão de Negócios e Participações SS Ltda., which holds 70% of ownership interest at MAV.

(7)	Subsidiaries consolidated after Lacan business combination. Please see note 8(a)(iii) for further detail of the transaction.
(8)	Subsidiaries consolidated after Compass business combination. Please see note 8(a)(ii) for further detail of the transaction.

Summary of Translation Differences on Business Combination	The amounts included in Translation differences since the Compass Business Combination (October 27, 2024) until December 31, 2024, are as follows:

Changes for the period

Loss/Gain on the monetary position	(136)
Foreign currency translation adjustment	(74)

(210)